Inventories	12 Months Ended
Dec. 31, 2021
Inventories

8.	Inventories

	2021	2020
Consumables	20,585	14,533
Parts and maintenance materials	201,470	181,105
Advances to suppliers	47,530	-
Total	269,585	195,638

The changes in the provision for obsolescence are as follows:

	2021	2020
Balances at the beginning of the year	(12,862)	(14,302)
Additions	(687)	(702)
Write-offs	7,373	2,142
Balances at the end of the year	(6,176)	(12,862)